Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subclassifications of assets, liabilities and equities [abstract]
Cash at bank and on hand	$ 118,358	$ 130,001
Short-term bank deposits	150,837	28,567
Cash and cash equivalents	$ 269,195	$ 158,568	$ 198,894	$ 113,795